Schedule of Investments (unaudited)	iShares® MSCI Kokusai ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.3%
Ampol Ltd.	992	$19,793
APA Group	4,800	32,772
Aristocrat Leisure Ltd.	2,193	55,473
ASX Ltd.	660	30,036
Aurizon Holdings Ltd.	5,461	12,416
Australia & New Zealand Banking Group Ltd.	10,663	173,148
BHP Group Ltd.	18,502	549,093
BlueScope Steel Ltd.	1,944	25,839
Brambles Ltd.	4,718	44,693
Cochlear Ltd.	260	42,631
Coles Group Ltd.	5,255	63,481
Commonwealth Bank of Australia	6,246	413,336
Computershare Ltd.	1,985	29,548
CSL Ltd.	1,772	353,756
Dexus	3,889	20,157
Endeavour Group Ltd./Australia	4,593	20,701
Fortescue Metals Group Ltd.	6,412	89,714
Goodman Group	6,039	77,852
GPT Group (The)	7,034	20,684
IDP Education Ltd.	743	13,959
IGO Ltd.	2,483	22,866
Insurance Australia Group Ltd.	7,987	26,462
James Hardie Industries PLC	1,614	36,017
Lendlease Corp. Ltd.	2,151	10,683
Lottery Corp. Ltd. (The)	9,912	33,235
Macquarie Group Ltd.	1,326	161,761
Medibank Pvt Ltd.	10,219	24,184
Mineral Resources Ltd.	613	30,240
Mirvac Group	16,010	25,703
National Australia Bank Ltd.	11,554	222,428
Newcrest Mining Ltd.	3,119	59,557
Northern Star Resources Ltd.	4,013	35,795
Orica Ltd.	1,447	15,619
Origin Energy Ltd.	6,536	36,239
Pilbara Minerals Ltd.	9,244	26,310
Qantas Airways Ltd.(a)	2,731	12,043
QBE Insurance Group Ltd.	4,925	50,362
Ramsay Health Care Ltd.	660	28,381
REA Group Ltd.	163	15,330
Reece Ltd.	1,074	13,083
Rio Tinto Ltd.	1,323	99,231
Santos Ltd.	11,667	55,268
Scentre Group	20,712	39,748
SEEK Ltd.	1,157	18,878
Sonic Healthcare Ltd.	1,572	37,057
South32 Ltd.	17,914	50,638
Stockland	9,307	27,589
Suncorp Group Ltd.	4,552	37,900
Telstra Corp. Ltd.	15,762	45,729
Transurban Group	11,533	115,022
Treasury Wine Estates Ltd.	2,566	23,769
Vicinity Ltd.	12,205	17,062
Washington H Soul Pattinson & Co. Ltd.	784	16,412
Wesfarmers Ltd.	4,137	143,113
Westpac Banking Corp.	12,841	192,219
WiseTech Global Ltd.	536	24,552
Woodside Energy Group Ltd.	6,873	155,951
Woolworths Group Ltd.	4,212	108,656
Security	Shares	Value
Australia (continued)
Xero Ltd.(a)	446	$27,842
		4,212,016
Austria — 0.1%
Erste Group Bank AG	1,323	48,103
OMV AG	577	27,305
Verbund AG	246	21,909
voestalpine AG(b)	453	15,707
		113,024
Belgium — 0.3%
Ageas SA/NV	495	22,055
Anheuser-Busch InBev SA/NV	3,145	204,486
Argenx SE(a)	197	75,992
D’ieteren Group	90	16,946
Elia Group SA/NV	130	17,826
Groupe Bruxelles Lambert NV	412	36,978
KBC Group NV	909	64,983
Sofina SA	42	9,643
Solvay SA	287	34,445
UCB SA	454	42,203
Umicore SA	743	24,389
Warehouses De Pauw CVA	539	16,117
		566,063
Brazil — 0.1%
MercadoLibre Inc.(a)(b)	163	208,231

Canada — 3.6%
Agnico Eagle Mines Ltd.	1,794	101,773
Air Canada(a)	494	6,913
Algonquin Power & Utilities Corp.	2,690	22,873
Alimentation Couche-Tard Inc.	2,985	148,980
AltaGas Ltd.	866	15,149
ARC Resources Ltd.	2,500	31,055
Bank of Montreal	2,426	218,687
Bank of Nova Scotia (The)	4,334	216,340
Barrick Gold Corp.	6,709	127,559
BCE Inc.	246	11,824
Brookfield Asset Management Ltd.	1,281	42,944
Brookfield Corp.	5,131	166,482
Brookfield Renewable Corp., Class A	453	15,136
BRP Inc.	138	10,310
CAE Inc.(a)	1,051	23,652
Cameco Corp.	1,490	40,966
Canadian Apartment Properties REIT	287	10,513
Canadian Imperial Bank of Commerce	3,310	138,767
Canadian National Railway Co.	2,111	251,634
Canadian Natural Resources Ltd.	4,036	245,940
Canadian Pacific Kansas City Ltd.	3,436	270,853
Canadian Tire Corp. Ltd., Class A, NVS	234	30,676
Canadian Utilities Ltd., Class A, NVS	494	14,282
CCL Industries Inc., Class B, NVS	536	25,205
Cenovus Energy Inc.	4,899	82,226
CGI Inc.(a)	751	76,223
Constellation Software Inc./Canada	72	140,924
Descartes Systems Group Inc. (The)(a)	308	24,406
Dollarama Inc.	952	58,967
Element Fleet Management Corp.	1,430	18,703
Emera Inc.	909	38,679
Empire Co. Ltd., Class A, NVS	536	14,393
Enbridge Inc.	7,364	292,799

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
Fairfax Financial Holdings Ltd.	80	$55,906
First Quantum Minerals Ltd.	2,213	53,771
FirstService Corp.	162	24,368
Fortis Inc.	1,695	74,426
Franco-Nevada Corp.	701	106,367
George Weston Ltd.	287	38,536
GFL Environmental Inc.	660	23,972
Gildan Activewear Inc.	743	24,195
Great-West Lifeco Inc.	1,075	30,564
Hydro One Ltd.(c)	1,199	35,116
iA Financial Corp. Inc.	412	27,645
IGM Financial Inc.	301	9,238
Imperial Oil Ltd.	819	41,746
Intact Financial Corp.	660	99,834
Ivanhoe Mines Ltd., Class A(a)	2,193	19,019
Keyera Corp.	743	17,483
Kinross Gold Corp.	4,262	21,485
Loblaw Companies Ltd.	619	58,220
Lundin Mining Corp.	2,400	18,334
Magna International Inc.	1,034	53,911
Manulife Financial Corp.	6,826	134,772
Metro Inc.	951	54,202
National Bank of Canada	1,240	92,466
Northland Power Inc.	701	17,209
Nutrien Ltd.	1,904	132,086
Nuvei Corp.(a)(c)	164	6,660
Onex Corp.	288	13,262
Open Text Corp.	950	35,978
Pan American Silver Corp.	1,328	23,642
Parkland Corp.	536	12,640
Pembina Pipeline Corp.	2,116	69,656
Power Corp. of Canada	2,151	57,615
Quebecor Inc., Class B	494	12,751
Restaurant Brands International Inc.	1,033	72,417
RioCan REIT	536	8,300
Ritchie Bros Auctioneers Inc.	660	37,763
Rogers Communications Inc., Class B, NVS	1,389	68,627
Royal Bank of Canada	5,025	498,884
Saputo Inc.	1,075	27,834
Shopify Inc., Class A(a)	4,371	211,767
Sun Life Financial Inc.	2,068	101,442
Suncor Energy Inc.	5,043	157,895
TC Energy Corp.	3,557	147,835
Teck Resources Ltd., Class B	1,730	80,585
TELUS Corp.	1,613	34,192
TFI International Inc.	288	31,039
Thomson Reuters Corp.	651	85,605
TMX Group Ltd.	204	20,661
Toromont Industries Ltd.	288	23,272
Toronto-Dominion Bank (The)	6,553	396,948
Tourmaline Oil Corp.	1,116	50,139
Waste Connections Inc.	950	132,193
West Fraser Timber Co. Ltd.	219	15,841
Wheaton Precious Metals Corp.	1,572	77,564
WSP Global Inc.	483	63,745
		6,777,456
Denmark — 1.0%
AP Moller - Maersk A/S, Class A	11	19,659
AP Moller - Maersk A/S, Class B, NVS	18	32,536
Carlsberg AS, Class B	375	62,061
Security	Shares	Value
Denmark (continued)
Chr Hansen Holding A/S	370	$28,797
Coloplast A/S, Class B	411	59,217
Danske Bank A/S(a)	2,566	54,232
Demant A/S(a)	412	17,657
DSV A/S	687	129,295
Genmab A/S(a)	246	101,097
Novo Nordisk A/S, Class B	6,030	1,003,117
Novozymes A/S, Class B	701	36,496
Orsted AS(c)	748	67,133
Pandora A/S	371	34,340
Rockwool A/S, Class B	38	9,204
Tryg A/S	1,448	34,220
Vestas Wind Systems A/S(a)	3,558	98,452
		1,787,513
Finland — 0.3%
Elisa OYJ	577	35,832
Fortum OYJ	1,695	25,317
Kesko OYJ, Class B	992	20,681
Kone OYJ, Class B	1,198	68,347
Metso Outotec OYJ	2,416	26,674
Neste OYJ	1,530	74,151
Nokia OYJ.	19,030	80,519
Orion OYJ, Class B	370	17,380
Sampo OYJ, Class A	1,691	85,759
Stora Enso OYJ, Class R	1,944	24,663
UPM-Kymmene OYJ	2,010	64,100
Wartsila OYJ Abp	1,571	18,219
		541,642
France — 3.8%
Accor SA(a)	702	24,905
Aeroports de Paris(a)	121	19,228
Air Liquide SA	1,937	348,447
Airbus SE	2,152	301,355
Alstom SA	1,241	31,192
Amundi SA(c)	245	16,051
ArcelorMittal SA	1,901	54,007
Arkema SA	245	24,241
AXA SA	6,877	224,466
BioMerieux	163	17,067
BNP Paribas SA	3,995	258,131
Bollore SE	3,060	20,671
Bouygues SA	785	28,746
Bureau Veritas SA	950	27,393
Capgemini SE	617	112,514
Carrefour SA	2,110	43,889
Cie. de Saint-Gobain	1,741	100,795
Cie. Generale des Etablissements Michelin SCA	2,485	79,141
Covivio	204	11,599
Credit Agricole SA	4,184	51,143
Danone SA	2,274	150,502
Dassault Aviation SA	80	15,633
Dassault Systemes SE	2,482	100,758
Edenred	867	56,332
Eiffage SA	287	34,160
Engie SA	6,971	111,566
EssilorLuxottica SA	1,071	212,037
Eurazeo SE	163	11,639
Eurofins Scientific SE	454	31,712
Euronext NV(c)	328	26,086

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
France (continued)
Gecina SA	188	$20,929
Getlink SE	1,695	31,678
Hermes International	117	254,016
Ipsen SA	121	14,673
Kering SA	269	172,259
Klepierre SA	784	19,859
La Francaise des Jeux SAEM(c)	328	14,019
Legrand SA	1,015	96,074
L’Oreal SA	884	422,479
LVMH Moet Hennessy Louis Vuitton SE	1,013	974,386
Orange SA	7,406	96,396
Pernod Ricard SA	772	178,293
Publicis Groupe SA	785	64,179
Remy Cointreau SA	80	13,842
Renault SA(a)	701	26,037
Safran SA	1,236	192,222
Sanofi	4,162	448,532
Sartorius Stedim Biotech	109	29,201
Schneider Electric SE	1,989	346,865
SEB SA	80	9,173
Societe Generale SA	2,894	70,290
Sodexo SA	329	35,258
Teleperformance	205	40,970
Thales SA	371	56,616
TotalEnergies SE	9,072	579,700
Unibail-Rodamco-Westfield, New(a)	429	23,006
Valeo	909	17,750
Veolia Environnement SA	2,482	78,592
Vinci SA	1,985	245,527
Vivendi SE	2,607	28,636
Wendel SE	121	13,574
Worldline SA/France(a)(c)	785	34,150
		7,194,587
Germany — 2.5%
adidas AG	591	104,079
Allianz SE, Registered	1,489	373,898
Aroundtown SA(b)	3,391	4,620
BASF SE	3,393	175,500
Bayer AG, Registered	3,634	239,831
Bayerische Motoren Werke AG	1,199	134,389
Bechtle AG	288	13,395
Beiersdorf AG	370	51,663
Brenntag SE	577	47,028
Carl Zeiss Meditec AG, Bearer	121	16,275
Commerzbank AG(a)	4,054	45,053
Continental AG	371	26,032
Covestro AG(a)(c)	660	28,955
Daimler Truck Holding AG(a)	1,740	57,495
Delivery Hero SE(a)(b)(c)	577	23,063
Deutsche Bank AG, Registered	7,449	81,884
Deutsche Boerse AG	701	133,687
Deutsche Lufthansa AG, Registered(a)	1,779	19,124
Deutsche Post AG, Registered	3,641	175,131
Deutsche Telekom AG, Registered	11,786	284,181
E.ON SE	8,235	108,930
Evonik Industries AG	826	18,029
Fresenius Medical Care AG & Co. KGaA(b)	702	34,064
Fresenius SE & Co. KGaA	1,530	44,330
GEA Group AG	452	21,259
Hannover Rueck SE	211	45,082
Security	Shares	Value
Germany (continued)
HeidelbergCement AG	536	$40,597
HelloFresh SE(a)	660	17,722
Henkel AG & Co. KGaA	411	30,395
Infineon Technologies AG	4,801	174,837
Knorr-Bremse AG	287	20,116
LEG Immobilien SE	246	15,312
Mercedes-Benz Group AG	2,964	231,151
Merck KGaA	493	88,429
MTU Aero Engines AG	204	53,564
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	516	193,927
Nemetschek SE	204	15,945
Puma SE	370	21,681
Rational AG	17	12,313
Rheinmetall AG	156	45,691
RWE AG	2,440	114,402
SAP SE	3,764	509,330
Scout24 SE(c)	226	14,086
Siemens AG, Registered	2,792	460,212
Siemens Healthineers AG(c)	992	61,827
Symrise AG	453	54,733
Telefonica Deutschland Holding AG	2,935	9,917
United Internet AG, Registered(d)	220	3,777
Volkswagen AG	126	21,154
Vonovia SE	2,742	59,470
Zalando SE(a)(c)	826	33,973
		4,611,538
Hong Kong — 0.8%
AIA Group Ltd.	43,800	476,854
BOC Hong Kong Holdings Ltd.	15,000	47,351
Budweiser Brewing Co. APAC Ltd.(b)(c)	7,900	22,825
CK Asset Holdings Ltd.	6,836	40,422
CK Hutchison Holdings Ltd.	10,336	69,101
CK Infrastructure Holdings Ltd.	2,000	11,387
CLP Holdings Ltd.	6,000	44,674
ESR Group Ltd.(c)	8,400	13,130
Futu Holdings Ltd., ADR(a)(b)	183	8,101
Galaxy Entertainment Group Ltd.(a)	7,000	49,821
Hang Lung Properties Ltd.	7,000	12,796
Hang Seng Bank Ltd.	2,600	38,539
Henderson Land Development Co. Ltd.	4,523	16,105
HKT Trust & HKT Ltd., Class SS	12,740	16,744
Hong Kong & China Gas Co. Ltd.	38,618	34,290
Hong Kong Exchanges & Clearing Ltd.	4,500	186,826
Hongkong Land Holdings Ltd.	3,800	16,912
Jardine Matheson Holdings Ltd.	500	24,171
Link REIT	9,440	61,746
MTR Corp. Ltd.	4,500	22,484
New World Development Co. Ltd.	5,583	14,889
Power Assets Holdings Ltd.	6,000	34,286
Sands China Ltd.(a)	10,000	35,814
Sino Land Co. Ltd.	12,000	16,171
SITC International Holdings Co. Ltd.	4,000	7,399
Sun Hung Kai Properties Ltd.	5,500	76,578
Swire Pacific Ltd., Class A	1,500	11,907
Swire Properties Ltd.	4,000	10,751
Techtronic Industries Co. Ltd.	5,393	58,344
WH Group Ltd.(c)	28,500	15,867
Wharf Real Estate Investment Co. Ltd.	6,000	34,600

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Xinyi Glass Holdings Ltd.	9,000	$16,466
		1,547,351
Ireland — 0.6%
AIB Group PLC	3,871	16,648
Bank of Ireland Group PLC	3,865	39,975
CRH PLC	2,695	130,044
Flutter Entertainment PLC, Class DI(a)	638	127,484
Kerry Group PLC, Class A	578	60,878
Kingspan Group PLC	577	39,986
Linde PLC	1,814	670,182
Smurfit Kappa Group PLC	951	35,234
		1,120,431
Israel — 0.2%
Azrieli Group Ltd.	163	9,505
Bank Hapoalim BM	4,316	37,181
Bank Leumi Le-Israel BM	5,271	41,782
Bezeq The Israeli Telecommunication Corp. Ltd.	7,500	10,211
Check Point Software Technologies Ltd.(a)(b)	370	47,123
CyberArk Software Ltd.(a)	181	22,553
Elbit Systems Ltd.	80	14,810
First International Bank Of Israel Ltd. (The)	205	7,448
ICL Group Ltd.	2,648	16,446
Isracard Ltd.	—	1
Israel Discount Bank Ltd., Class A	4,469	22,210
Mizrahi Tefahot Bank Ltd.	454	14,888
Nice Ltd.(a)	246	50,425
Teva Pharmaceutical Industries Ltd., ADR(a)	3,971	34,667
Tower Semiconductor Ltd.(a)	396	17,460
Wix.com Ltd.(a)	205	17,882
		364,592
Italy — 0.7%
Amplifon SpA	453	16,630
Assicurazioni Generali SpA	3,889	81,001
DiaSorin SpA	80	8,689
Enel SpA	29,910	204,349
Eni SpA	8,848	133,670
Ferrari NV	457	127,342
FinecoBank Banca Fineco SpA	2,231	33,817
Infrastrutture Wireless Italiane SpA(c)	908	12,603
Intesa Sanpaolo SpA	60,858	160,019
Mediobanca Banca di Credito Finanziario SpA	2,358	25,323
Moncler SpA	777	57,639
Nexi SpA(a)(c)	2,354	19,519
Poste Italiane SpA(c)	1,944	20,231
Prysmian SpA	823	33,682
Recordati Industria Chimica e Farmaceutica SpA	411	18,919
Snam SpA	6,784	37,703
Stellantis NV	8,102	134,384
Telecom Italia SpA/Milano(a)(b)	33,891	9,968
Tenaris SA	1,737	24,848
Terna - Rete Elettrica Nazionale	4,883	42,266
UniCredit SpA	7,014	138,986
		1,341,588
Jersey — 0.1%
Ferguson PLC	785	110,544

Netherlands — 1.4%
ABN AMRO Bank NV, CVA(c)	1,695	27,166
Adyen NV(a)(c)	79	126,941
Security	Shares	Value
Netherlands (continued)
Aegon NV	6,951	$31,716
AerCap Holdings NV(a)	604	34,041
Akzo Nobel NV	660	54,753
ASM International NV	163	59,177
ASML Holding NV	1,474	935,419
Davide Campari-Milano NV	2,192	28,249
EXOR NV, NVS(a)	371	30,533
Heineken Holding NV	415	39,832
Heineken NV	909	104,376
IMCD NV	204	30,710
ING Groep NV(a)	13,604	168,721
JDE Peet’s NV	287	8,728
Just Eat Takeaway.com NV(a)(c)	660	11,574
Koninklijke Ahold Delhaize NV	3,764	129,424
Koninklijke KPN NV	12,411	45,262
Koninklijke Philips NV	3,226	68,107
NN Group NV	950	35,426
NXP Semiconductors NV	950	155,553
OCI NV	383	10,092
Prosus NV	3,041	227,569
QIAGEN NV(a)	826	36,939
Randstad NV	453	24,614
Universal Music Group NV	2,607	56,956
Wolters Kluwer NV	992	131,434
		2,613,312
New Zealand — 0.1%
Auckland International Airport Ltd.(a)	3,641	19,936
EBOS Group Ltd.	590	16,191
Fisher & Paykel Healthcare Corp. Ltd.	2,110	36,193
Mercury NZ Ltd.	2,524	9,914
Meridian Energy Ltd.	4,925	16,679
Spark New Zealand Ltd.	6,494	21,042
		119,955
Norway — 0.2%
Adevinta ASA(a)	868	6,686
Aker BP ASA	1,202	28,735
DNB Bank ASA	3,226	56,746
Equinor ASA	3,338	96,104
Gjensidige Forsikring ASA	744	12,960
Kongsberg Gruppen ASA	323	14,508
Mowi ASA	1,596	30,450
Norsk Hydro ASA	4,882	35,927
Orkla ASA	2,977	21,398
Salmar ASA	214	9,508
Telenor ASA	2,731	34,078
Yara International ASA	619	24,926
		372,026
Portugal — 0.1%
EDP - Energias de Portugal SA	10,970	60,445
Galp Energia SGPS SA	1,902	22,983
Jeronimo Martins SGPS SA	1,033	26,068
		109,496
Singapore — 0.4%
CapitaLand Ascendas REIT	12,077	25,989
CapitaLand Ascott Trust	587	477
CapitaLand Integrated Commercial Trust	22,631	34,556
Capitaland Investment Ltd/Singapore	10,300	28,832
City Developments Ltd.	1,600	8,370
DBS Group Holdings Ltd.	6,700	165,557

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
Singapore (continued)
Genting Singapore Ltd.	20,500	$17,440
Grab Holdings Ltd., Class A(a)(b)	5,870	17,082
Jardine Cycle & Carriage Ltd.	400	10,187
Keppel Corp. Ltd.	4,600	21,360
Mapletree Logistics Trust	12,043	15,760
Mapletree Pan Asia Commercial Trust	8,000	10,597
Oversea-Chinese Banking Corp. Ltd.	12,125	114,713
Sea Ltd., ADR(a)(b)	1,306	99,478
Sembcorp Marine Ltd.(a)	169,208	15,781
Singapore Airlines Ltd.	6,400	28,149
Singapore Exchange Ltd.	1,200	8,636
Singapore Technologies Engineering Ltd.	7,500	20,417
Singapore Telecommunications Ltd.	28,700	54,999
United Overseas Bank Ltd.	4,200	89,199
UOL Group Ltd.	1,600	8,347
Venture Corp. Ltd.	900	11,498
Wilmar International Ltd.	8,000	23,630
		831,054
Spain — 0.8%
Acciona SA	89	16,491
ACS Actividades de Construccion y Servicios SA	876	30,119
Aena SME SA(a)(c)	289	48,673
Amadeus IT Group SA(a)	1,613	113,370
Banco Bilbao Vizcaya Argentaria SA	21,912	160,417
Banco Santander SA	63,195	222,009
CaixaBank SA	16,300	60,336
Cellnex Telecom SA(c)	2,058	86,650
Corp. ACCIONA Energias Renovables SA	238	8,546
EDP Renovaveis SA	1,034	22,983
Enagas SA	594	11,892
Endesa SA	1,117	25,057
Ferrovial SA	1,610	50,479
Grifols SA(a)(b)	1,117	11,498
Iberdrola SA	22,200	287,670
Industria de Diseno Textil SA	4,083	140,360
Naturgy Energy Group SA	702	21,858
Red Electrica Corp. SA	961	17,472
Repsol SA	5,254	77,180
Telefonica SA	19,820	90,026
		1,503,086
Sweden — 1.0%
Alfa Laval AB	946	34,706
Assa Abloy AB, Class B	3,773	89,895
Atlas Copco AB, Class A	9,932	143,658
Atlas Copco AB, Class B	5,791	74,280
Boliden AB	950	33,950
Electrolux AB, Class B	701	10,575
Embracer Group AB(a)(b)	1,899	9,914
Epiroc AB, Class A	2,483	49,742
Epiroc AB, Class B	1,447	24,915
EQT AB	1,480	31,876
Essity AB, Class B	2,193	66,459
Evolution AB(c)	715	95,530
Fastighets AB Balder, Class B(a)	2,235	10,406
Getinge AB, Class B	826	20,965
H & M Hennes & Mauritz AB, Class B	2,607	38,221
Hexagon AB, Class B	6,909	79,106
Holmen AB, Class B	341	12,900
Husqvarna AB, Class B	1,158	9,995
Security	Shares	Value
Sweden (continued)
Industrivarden AB, Class A	453	$12,962
Industrivarden AB, Class C	536	15,306
Indutrade AB	993	23,844
Investment AB Latour, Class B	536	11,605
Investor AB, Class A	1,819	39,887
Investor AB, Class B	6,618	142,175
Kinnevik AB, Class B(a)	909	14,933
L E Lundbergforetagen AB, Class B	288	13,819
Lifco AB, Class B	827	18,859
Nibe Industrier AB, Class B	5,214	58,380
Nordea Bank Abp	12,416	137,933
Sagax AB, Class B	577	14,153
Sandvik AB	4,013	81,744
Securitas AB, Class B	1,949	17,469
Skandinaviska Enskilda Banken AB, Class A	5,748	65,359
Skanska AB, Class B	1,365	22,327
SKF AB, Class B	1,489	26,968
Svenska Cellulosa AB SCA, Class B	2,069	28,386
Svenska Handelsbanken AB, Class A	4,936	43,633
Swedbank AB, Class A	3,350	58,211
Swedish Orphan Biovitrum AB(a)	613	14,918
Tele2 AB, Class B	2,374	25,227
Telefonaktiebolaget LM Ericsson, Class B	10,758	59,230
Telia Co. AB	9,639	26,837
Volvo AB, Class A	743	15,734
Volvo AB, Class B	5,493	112,940
Volvo Car AB, Class B(a)	2,168	8,949
		1,948,881
Switzerland — 3.4%
ABB Ltd., Registered	5,677	204,790
Adecco Group AG, Registered	619	21,292
Alcon Inc.	1,827	133,035
Bachem Holding AG, Class A	86	9,395
Baloise Holding AG, Registered	163	27,285
Banque Cantonale Vaudoise, Registered	109	11,470
Barry Callebaut AG, Registered	12	25,621
BKW AG	76	13,015
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	8	98,777
Cie. Financiere Richemont SA, Class A, Registered	1,923	317,873
Clariant AG, Registered	660	11,009
Coca-Cola HBC AG, Class DI	702	21,430
Credit Suisse Group AG, Registered(a)(b)	12,281	11,051
DSM-Firmenich AG(a)	619	81,003
EMS-Chemie Holding AG, Registered	24	19,711
Geberit AG, Registered	134	76,321
Givaudan SA, Registered	32	111,935
Holcim AG	1,946	128,578
Julius Baer Group Ltd.	809	57,970
Kuehne + Nagel International AG, Registered	204	60,436
Logitech International SA, Registered	660	39,057
Lonza Group AG, Registered	272	169,630
Nestle SA, Registered	10,047	1,288,925
Novartis AG, Registered	7,878	805,871
Partners Group Holding AG	84	81,542
Roche Holding AG, Bearer	109	36,886
Roche Holding AG, NVS	2,573	805,710
Schindler Holding AG, Participation Certificates, NVS	163	36,426
Schindler Holding AG, Registered	80	17,090
SGS SA	574	51,944

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
Siemens Energy AG(a)	1,892	$46,437
SIG Group AG	1,105	29,576
Sika AG, Registered	535	147,779
Sonova Holding AG, Registered	204	64,694
STMicroelectronics NV	2,546	108,910
Straumann Holding AG	420	63,189
Swatch Group AG (The), Bearer	99	33,963
Swatch Group AG (The), Registered	163	10,283
Swiss Life Holding AG, Registered	107	70,626
Swiss Prime Site AG, Registered	328	29,690
Swiss Re AG	1,128	113,594
Swisscom AG, Registered	100	68,655
TE Connectivity Ltd.	1,157	141,582
Temenos AG, Registered	246	20,722
UBS Group AG, Registered	12,091	246,083
VAT Group AG(c)	84	29,634
Zurich Insurance Group AG	552	267,694
		6,268,189
United Kingdom — 4.7%
3i Group PLC	3,640	80,986
abrdn PLC	7,572	20,291
Admiral Group PLC	744	21,624
Amcor PLC	5,544	60,818
Anglo American PLC	4,536	139,773
Antofagasta PLC	1,282	23,580
Ashtead Group PLC	1,654	95,363
Associated British Foods PLC	1,323	32,597
AstraZeneca PLC	5,670	834,414
Auto Trader Group PLC(c)	3,953	31,612
Aviva PLC	9,446	50,294
BAE Systems PLC	11,167	142,267
Barclays PLC	56,727	114,272
Barratt Developments PLC	3,558	22,385
Berkeley Group Holdings PLC	453	25,351
BP PLC	66,252	444,484
British American Tobacco PLC	7,829	289,249
British Land Co. PLC (The)	3,558	17,926
BT Group PLC	25,487	50,905
Bunzl PLC	1,282	51,033
Burberry Group PLC	1,530	49,942
Clarivate PLC(a)	1,240	10,986
CNH Industrial NV	3,598	50,630
Coca-Cola Europacific Partners PLC	701	45,193
Compass Group PLC	6,201	163,588
Croda International PLC	536	47,093
DCC PLC	370	23,020
Diageo PLC	8,327	379,845
Entain PLC	1,915	34,894
Experian PLC	3,225	114,181
Glencore PLC	37,511	221,414
GSK PLC	14,701	265,106
Haleon PLC	18,375	80,789
Halma PLC	1,406	40,891
Hargreaves Lansdown PLC	1,281	12,969
Hikma Pharmaceuticals PLC	743	17,208
HSBC Holdings PLC	72,840	524,983
Imperial Brands PLC	3,122	77,282
Informa PLC	5,048	45,892
InterContinental Hotels Group PLC	614	42,217
Intertek Group PLC	619	32,382
Security	Shares	Value
United Kingdom (continued)
J Sainsbury PLC	5,790	$20,120
JD Sports Fashion PLC	10,054	20,405
Johnson Matthey PLC	743	18,355
Kingfisher PLC(b)	7,945	25,751
Land Securities Group PLC	2,814	23,879
Legal & General Group PLC	21,182	62,498
Lloyds Banking Group PLC	246,548	149,783
London Stock Exchange Group PLC	1,376	144,471
M&G PLC	9,805	25,341
Melrose Industries PLC	32	165
Mondi PLC	1,819	28,986
National Grid PLC	13,358	191,526
NatWest Group PLC, NVS	19,746	65,045
Next PLC	454	38,520
Ocado Group PLC(a)(b)	1,655	10,533
Pearson PLC	2,648	29,461
Persimmon PLC	1,117	18,486
Phoenix Group Holdings PLC	3,124	23,276
Prudential PLC	9,923	151,832
Reckitt Benckiser Group PLC	2,624	212,045
RELX PLC	6,943	231,332
Rentokil Initial PLC	9,090	72,368
Rio Tinto PLC	4,040	256,832
Rolls-Royce Holdings PLC(a)	30,241	57,932
Royalty Pharma PLC, Class A	1,240	43,586
Sage Group PLC (The)	3,972	40,963
Schroders PLC	2,677	16,396
Segro PLC	4,262	44,870
Severn Trent PLC	867	31,935
Shell PLC	25,680	789,099
Smith & Nephew PLC	3,225	53,115
Smiths Group PLC	1,448	30,617
Spirax-Sarco Engineering PLC	287	40,105
SSE PLC	3,957	91,300
St. James’s Place PLC	1,944	29,565
Standard Chartered PLC	9,059	71,776
Taylor Wimpey PLC	14,853	23,971
Tesco PLC	27,428	96,970
Unilever PLC	9,175	510,884
United Utilities Group PLC	2,441	33,160
Vodafone Group PLC	94,139	113,073
Whitbread PLC	743	30,413
WPP PLC	3,909	45,557
		8,846,026
United States — 71.0%
3M Co.	1,976	209,891
A O Smith Corp.	412	28,135
Abbott Laboratories	6,343	700,711
AbbVie Inc.	6,464	976,840
Accenture PLC, Class A	2,303	645,508
Activision Blizzard Inc.	2,900	225,359
Adobe Inc.(a)	1,690	638,076
Advance Auto Parts Inc.	197	24,729
Advanced Micro Devices Inc.(a)	5,886	526,032
AECOM	480	39,864
AES Corp. (The)	2,275	53,827
Aflac Inc.	2,204	153,949
Agilent Technologies Inc.	1,074	145,452
Air Products and Chemicals Inc.	812	239,020
Airbnb Inc., Class A(a)(b)	1,357	162,392

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Akamai Technologies Inc.(a)	577	$47,297
Albemarle Corp.	412	76,410
Alcoa Corp.	672	24,958
Alexandria Real Estate Equities Inc.	535	66,436
Align Technology Inc.(a)	280	91,084
Allegion PLC	288	31,818
Alliant Energy Corp.	850	46,869
Allstate Corp. (The)	1,002	115,992
Ally Financial Inc.	1,143	30,152
Alnylam Pharmaceuticals Inc.(a)	446	88,843
Alphabet Inc., Class A(a)	21,816	2,341,729
Alphabet Inc., Class C, NVS(a)	19,993	2,163,642
Altria Group Inc.	6,492	308,435
Amazon.com Inc.(a)	33,509	3,533,524
AMERCO(b)	366	19,801
Ameren Corp.	909	80,874
American Electric Power Co. Inc.	1,909	176,430
American Express Co.	2,313	373,179
American Financial Group Inc./OH	261	32,033
American Homes 4 Rent, Class A	1,139	37,883
American International Group Inc.	2,759	146,337
American Tower Corp.	1,696	346,645
American Water Works Co. Inc.	711	105,406
Ameriprise Financial Inc.	381	116,251
AmerisourceBergen Corp.	585	97,607
AMETEK Inc.	850	117,241
Amgen Inc.	1,932	463,178
Amphenol Corp., Class A	2,193	165,506
Analog Devices Inc.	1,863	335,116
Annaly Capital Management Inc.	1,750	34,965
Ansys Inc.(a)	328	102,966
Aon PLC, Class A	756	245,836
APA Corp.	1,263	46,542
Apollo Global Management Inc.	1,500	95,085
Apple Inc.	58,037	9,847,718
Applied Materials Inc.	3,133	354,123
Aptiv PLC(a)	992	102,037
Aramark	909	31,542
Arch Capital Group Ltd.(a)	1,294	97,141
Archer-Daniels-Midland Co.	2,068	161,469
Ares Management Corp., Class A	563	49,313
Arista Networks Inc.(a)	903	144,624
Arrow Electronics Inc.(a)	246	28,150
Arthur J Gallagher & Co.	768	159,790
Aspen Technology Inc.(a)	104	18,408
Assurant Inc.	193	23,764
AT&T Inc.	25,696	454,048
Atlassian Corp., NVS(a)	545	80,475
Atmos Energy Corp.	495	56,499
Autodesk Inc.(a)	785	152,910
Automatic Data Processing Inc.	1,495	328,900
AutoZone Inc.(a)	69	183,768
AvalonBay Communities Inc.	495	89,283
Avantor Inc.(a)	2,529	49,265
Avery Dennison Corp.	287	50,076
Axon Enterprise Inc.(a)	248	52,256
Baker Hughes Co.	3,769	110,206
Ball Corp.	1,157	61,529
Bank of America Corp.	26,368	772,055
Bank of New York Mellon Corp. (The)	2,778	118,315
Security	Shares	Value
United States (continued)
Bath & Body Works Inc.	868	$30,467
Baxter International Inc.	1,852	88,303
Becton Dickinson and Co.	1,033	273,032
Bentley Systems Inc., Class B	619	26,345
Berkshire Hathaway Inc., Class B(a)	4,743	1,558,313
Best Buy Co. Inc.	723	53,878
Bill.com Holdings Inc.(a)	363	27,882
Biogen Inc.(a)	536	163,067
BioMarin Pharmaceutical Inc.(a)	660	63,386
Bio-Rad Laboratories Inc., Class A(a)	80	36,063
Bio-Techne Corp.	598	47,768
Black Knight Inc.(a)	537	29,342
BlackRock Inc.(e)	546	366,475
Blackstone Inc., NVS	2,580	230,471
Block Inc.(a)	22	1,361
Block Inc.(a)	1,866	113,434
Boeing Co. (The)(a)	2,067	427,414
Booking Holdings Inc.(a)	145	389,515
Booz Allen Hamilton Holding Corp.	511	48,913
BorgWarner Inc.	950	45,724
Boston Properties Inc.	572	30,522
Boston Scientific Corp.(a)	5,244	273,317
Bristol-Myers Squibb Co.	7,710	514,797
Broadcom Inc.	1,517	950,400
Broadridge Financial Solutions Inc.	412	59,909
Brown & Brown Inc.	925	59,561
Brown-Forman Corp., Class B	1,116	72,640
Bunge Ltd.	536	50,170
Burlington Stores Inc.(a)	246	47,431
Cadence Design Systems Inc.(a)	992	207,774
Caesars Entertainment Inc.(a)	744	33,696
Camden Property Trust.	386	42,479
Campbell Soup Co.	693	37,630
Capital One Financial Corp.	1,369	133,204
Cardinal Health Inc.	967	79,391
Carlisle Companies Inc.	186	40,148
Carlyle Group Inc. (The)	777	23,566
CarMax Inc.(a)(b)	578	40,477
Carnival Corp.(a)(b)	3,246	29,896
Carrier Global Corp.	3,024	126,464
Catalent Inc.(a)	619	31,024
Caterpillar Inc.	1,925	421,190
Cboe Global Markets Inc.	383	53,505
CBRE Group Inc., Class A(a)	1,199	91,915
CDW Corp./DE	509	86,321
Celanese Corp.	411	43,665
Centene Corp.(a)	2,037	140,410
CenterPoint Energy Inc.	2,234	68,070
Ceridian HCM Holding Inc.(a)	494	31,359
CF Industries Holdings Inc.	730	52,253
CH Robinson Worldwide Inc.(b)	417	42,063
Charles River Laboratories International Inc.(a)	194	36,883
Charles Schwab Corp. (The)	5,254	274,469
Charter Communications Inc., Class A(a)	408	150,430
Cheniere Energy Inc.	840	128,520
Chesapeake Energy Corp.	372	30,757
Chevron Corp.	6,683	1,126,620
Chewy Inc., Class A(a)(b)	287	8,900
Chipotle Mexican Grill Inc.(a)	100	206,762
Chubb Ltd.	1,531	308,588

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Church & Dwight Co. Inc.	909	$88,282
Cigna Group (The)	1,111	281,405
Cincinnati Financial Corp.	577	61,416
Cintas Corp.	329	149,948
Cisco Systems Inc.	14,939	705,868
Citigroup Inc.	7,086	333,538
Citizens Financial Group Inc.	1,878	58,105
Cleveland-Cliffs Inc.(a)	1,909	29,360
Clorox Co. (The)	453	75,026
Cloudflare Inc., Class A(a)(b)	942	44,321
CME Group Inc.	1,328	246,703
CMS Energy Corp.	1,034	64,377
Coca-Cola Co. (The)	14,935	958,080
Cognex Corp.	660	31,475
Cognizant Technology Solutions Corp., Class A	1,902	113,568
Coinbase Global Inc., Class A(a)(b)	435	23,399
Colgate-Palmolive Co.	2,903	231,659
Comcast Corp., Class A	15,904	657,948
Conagra Brands Inc.	1,778	67,493
ConocoPhillips	4,597	472,985
Consolidated Edison Inc.	1,329	130,867
Constellation Brands Inc., Class A	614	140,895
Constellation Energy Corp.	1,199	92,803
Cooper Companies Inc. (The)	189	72,094
Copart Inc.(a)	1,571	124,188
Corning Inc.	2,977	98,896
Corteva Inc.	2,553	156,039
CoStar Group Inc.(a)	1,485	114,271
Costco Wholesale Corp.	1,612	811,191
Coterra Energy Inc.	2,824	72,294
Crowdstrike Holdings Inc., Class A(a)	721	86,556
Crown Castle Inc.	1,602	197,190
Crown Holdings Inc.	411	35,256
CSX Corp.	7,733	236,939
Cummins Inc.	520	122,221
CVS Health Corp.	4,801	351,961
Danaher Corp.	2,530	599,382
Darden Restaurants Inc.	454	68,976
Darling Ingredients Inc.(a)	582	34,670
Datadog Inc., Class A(a)	876	59,025
DaVita Inc.(a)	205	18,524
Deere & Co.	1,059	400,323
Dell Technologies Inc., Class C	1,034	44,969
Delta Air Lines Inc.(a)	536	18,390
DENTSPLY SIRONA Inc.	743	31,154
Devon Energy Corp.	2,261	120,805
Dexcom Inc.(a)	1,445	175,336
Diamondback Energy Inc.	619	88,022
Digital Realty Trust Inc.	1,033	102,422
Discover Financial Services	992	102,642
DISH Network Corp., Class A(a)(b)	867	6,511
DocuSign Inc.(a)	668	33,026
Dollar General Corp.	827	183,147
Dollar Tree Inc.(a)(b)	826	126,964
Dominion Energy Inc.	2,967	169,534
Domino’s Pizza Inc.	122	38,731
DoorDash Inc., Class A(a)(b)	853	52,195
Dover Corp.	495	72,349
Dow Inc.	2,643	143,779
DR Horton Inc.	1,199	131,674
Security	Shares	Value
United States (continued)
Dropbox Inc., Class A(a)	1,075	$21,866
DTE Energy Co.	676	75,989
Duke Energy Corp.	2,826	279,435
DuPont de Nemours Inc.	1,820	126,890
Dynatrace Inc.(a)	832	35,177
Eastman Chemical Co.	494	41,629
Eaton Corp. PLC	1,448	241,990
eBay Inc.	2,076	96,389
Ecolab Inc.	911	152,902
Edison International	1,437	105,763
Edwards Lifesciences Corp.(a)	2,275	200,154
Elanco Animal Health Inc.(a)	1,573	14,896
Electronic Arts Inc.	1,004	127,789
Elevance Health Inc.	866	405,851
Eli Lilly & Co.	2,952	1,168,579
Emerson Electric Co..	2,152	179,176
Enphase Energy Inc.(a)	488	80,130
Entegris Inc.	494	37,010
Entergy Corp.	744	80,040
EOG Resources Inc.	2,116	252,799
EPAM Systems Inc.(a)	204	57,618
EQT Corp.	1,233	42,958
Equifax Inc.	453	94,396
Equinix Inc.	338	244,739
Equitable Holdings Inc.	1,261	32,773
Equity LifeStyle Properties Inc.	679	46,783
Equity Residential	1,316	83,237
Erie Indemnity Co., Class A, NVS	80	17,386
Essential Utilities Inc.	975	41,633
Essex Property Trust Inc.	236	51,856
Estee Lauder Companies Inc. (The), Class A	825	203,544
Etsy Inc.(a)(b)	453	45,767
Everest Re Group Ltd.	153	57,834
Evergy Inc.	868	53,911
Eversource Energy	1,223	94,917
Exact Sciences Corp.(a)(b)	689	44,144
Exelon Corp.	3,598	152,699
Expedia Group Inc.(a)	535	50,269
Expeditors International of Washington Inc.	619	70,467
Extra Space Storage Inc.	494	75,108
Exxon Mobil Corp.	15,045	1,780,425
F5 Inc.(a)	205	27,544
FactSet Research Systems Inc.	135	55,578
Fair Isaac Corp.(a)	98	71,339
Fastenal Co.	1,992	107,249
FedEx Corp.	909	207,052
Fidelity National Financial Inc.	869	30,841
Fidelity National Information Services Inc.	2,192	128,714
Fifth Third Bancorp.	2,442	63,980
First Citizens BancShares Inc./NC, Class A	42	42,302
First Horizon Corp.	1,954	34,293
First Republic Bank/CA(b)	691	2,425
First Solar Inc.(a)(b)	349	63,720
FirstEnergy Corp.	1,902	75,700
Fiserv Inc.(a)	2,203	269,030
FleetCor Technologies Inc.(a)(b)	276	59,042
FMC Corp.	489	60,431
Ford Motor Co.	14,149	168,090
Fortinet Inc.(a)	2,464	155,355
Fortive Corp.	1,281	80,818

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Fortune Brands Home & Security Inc., NVS	453	$29,305
Fox Corp., Class A, NVS	1,116	37,118
Fox Corp., Class B	619	18,904
Franklin Resources Inc.	1,157	31,100
Freeport-McMoRan Inc.	5,231	198,307
Gaming and Leisure Properties Inc.	924	48,048
Garmin Ltd.	577	56,644
Gartner Inc.(a)	288	87,108
GE Healthcare Inc., NVS(a)	1,305	106,149
Gen Digital, Inc.	2,250	39,758
Generac Holdings Inc.(a)	215	21,977
General Dynamics Corp.	864	188,646
General Electric Co.	3,994	395,286
General Mills Inc.	2,130	188,782
General Motors Co.	5,067	167,414
Genuine Parts Co.	532	89,541
Gilead Sciences Inc.	4,552	374,220
Global Payments Inc.	1,003	113,048
Globe Life Inc.	329	35,703
GoDaddy Inc., Class A(a)	542	41,019
Goldman Sachs Group Inc. (The)	1,242	426,552
Graco Inc.	614	48,684
Halliburton Co.	3,225	105,619
Hartford Financial Services Group Inc. (The)	1,167	82,845
Hasbro Inc.	495	29,314
HCA Healthcare Inc.	772	221,819
Healthcare Realty Trust Inc.	1,369	27,079
Healthpeak Properties Inc.	1,819	39,963
HEICO Corp.	186	31,367
HEICO Corp., Class A	246	33,021
Henry Schein Inc.(a)	536	43,314
Hershey Co. (The)	542	147,999
Hess Corp.	1,031	149,557
Hewlett Packard Enterprise Co.	4,435	63,509
HF Sinclair Corp.	592	26,113
Hilton Worldwide Holdings Inc.	991	142,724
Hologic Inc.(a)	909	78,183
Home Depot Inc. (The)	3,697	1,111,096
Honeywell International Inc.	2,459	491,407
Horizon Therapeutics PLC(a)	826	91,818
Hormel Foods Corp.	1,075	43,473
Host Hotels & Resorts Inc.	2,731	44,160
Howmet Aerospace Inc.	1,323	58,596
HP Inc.	3,614	107,372
Hubbell Inc.	194	52,248
HubSpot Inc.(a)	163	68,615
Humana Inc.	455	241,373
Huntington Bancshares Inc./OH	5,378	60,234
Huntington Ingalls Industries Inc.	163	32,871
IDEX Corp.	290	59,833
IDEXX Laboratories Inc.(a)	305	150,109
Illinois Tool Works Inc.	1,118	270,489
Illumina Inc.(a)	575	118,197
Incyte Corp.(a)	661	49,185
Ingersoll Rand Inc.	1,415	80,683
Insulet Corp.(a)(b)	246	78,238
Intel Corp.	14,944	464,161
Intercontinental Exchange Inc.	2,062	224,614
International Business Machines Corp.	3,292	416,142
International Flavors & Fragrances Inc.	909	88,137
Security	Shares	Value
United States (continued)
International Paper Co.	1,282	$42,447
Interpublic Group of Companies Inc. (The)	1,365	48,771
Intuit Inc.	967	429,300
Intuitive Surgical Inc.(a)	1,304	392,791
Invesco Ltd.	1,245	21,327
Invitation Homes Inc.	2,357	78,653
IQVIA Holdings Inc.(a)	659	124,044
Iron Mountain Inc.	1,033	57,063
Jack Henry & Associates Inc.	245	40,018
Jacobs Solutions Inc., NVS	453	52,303
Jazz Pharmaceuticals PLC(a)	253	35,539
JB Hunt Transport Services Inc.	288	50,484
JM Smucker Co. (The)	412	63,617
Johnson & Johnson	9,545	1,562,516
Johnson Controls International PLC	2,473	147,984
JPMorgan Chase & Co.	10,710	1,480,550
Juniper Networks Inc.	1,249	37,657
Kellogg Co.	950	66,282
Keurig Dr Pepper Inc.	2,839	92,835
KeyCorp.	3,582	40,333
Keysight Technologies Inc.(a)	660	95,462
Kimberly-Clark Corp.	1,240	179,664
Kimco Realty Corp.	2,222	42,640
Kinder Morgan Inc.	7,365	126,310
KKR & Co. Inc.	2,081	110,439
KLA Corp.	514	198,682
Knight-Swift Transportation Holdings Inc.	506	28,498
Kraft Heinz Co. (The)	2,672	104,929
Kroger Co. (The)	2,472	120,213
L3Harris Technologies Inc.	713	139,142
Laboratory Corp. of America Holdings	336	76,175
Lam Research Corp.	493	258,371
Lamb Weston Holdings Inc.	523	58,477
Las Vegas Sands Corp.(a)	1,255	80,132
Lear Corp.	204	26,043
Leidos Holdings Inc.	454	42,340
Lennar Corp., Class A.	950	107,170
Lennox International Inc.	121	34,111
Liberty Broadband Corp., Class C (a)	463	39,253
Liberty Global PLC, Class A(a)	702	13,696
Liberty Global PLC, Class C, NVS(a)	1,116	22,699
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	743	53,637
Liberty Media Corp.-Liberty SiriusXM, Class A, NVS(a)(b)	329	9,245
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	672	18,776
Live Nation Entertainment Inc.(a)	622	42,159
LKQ Corp.	950	54,844
Lockheed Martin Corp.	867	402,678
Loews Corp.	701	40,357
Lowe’s Companies Inc.	2,201	457,434
LPL Financial Holdings Inc.	289	60,355
Lucid Group Inc.(a)(b)	1,448	11,497
Lululemon Athletica Inc.(a)	410	155,771
LyondellBasell Industries NV, Class A	908	85,906
M&T Bank Corp.	655	82,399
Marathon Oil Corp.	2,299	55,544
Marathon Petroleum Corp.	1,706	208,132
Markel Corp.(a)	49	67,058
MarketAxess Holdings Inc.	136	43,298
Marriott International Inc./MD, Class A	980	165,953
Marsh & McLennan Companies Inc.	1,808	325,784

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Martin Marietta Materials Inc.	220	$79,904
Marvell Technology Inc.	3,099	122,349
Masco Corp.	826	44,199
Masimo Corp.(a)	163	30,830
Mastercard Inc., Class A	3,135	1,191,394
Match Group Inc.(a)	1,068	39,409
McCormick & Co. Inc./MD, NVS	950	83,458
McDonald’s Corp.	2,672	790,244
McKesson Corp.	519	189,041
Medical Properties Trust Inc.	2,375	20,829
Medtronic PLC	4,826	438,925
Merck & Co. Inc.	9,249	1,067,982
Meta Platforms Inc, Class A(a)	8,216	1,974,469
MetLife Inc.	2,497	153,141
Mettler-Toledo International Inc.(a)	80	119,320
MGM Resorts International	1,134	50,939
Microchip Technology Inc.	2,027	147,951
Micron Technology Inc.	4,057	261,109
Microsoft Corp.	25,836	7,938,369
Mid-America Apartment Communities Inc.	412	63,366
Moderna Inc.(a)	1,191	158,272
Mohawk Industries Inc.(a)	204	21,604
Molina Healthcare Inc.(a)	204	60,770
Molson Coors Beverage Co., Class B	702	41,755
Mondelez International Inc., Class A	4,968	381,145
MongoDB Inc.(a)	243	58,310
Monolithic Power Systems Inc.	163	75,301
Monster Beverage Corp.(a)	2,812	157,472
Moody’s Corp.	603	188,811
Morgan Stanley	4,690	421,959
Mosaic Co. (The)	1,183	50,692
Motorola Solutions Inc.	619	180,377
MSCI Inc.	295	142,323
Nasdaq Inc.	1,245	68,936
NetApp Inc.	738	46,413
Netflix Inc.(a)	1,619	534,157
Neurocrine Biosciences Inc.(a)	329	33,242
Newell Brands Inc., NVS	1,448	17,593
Newmont Corp.	2,856	135,374
News Corp., Class A, NVS	1,406	24,760
NextEra Energy Inc.	7,244	555,108
Nike Inc., Class B	4,588	581,391
NiSource Inc.	1,365	38,848
Nordson Corp.	204	44,127
Norfolk Southern Corp.	865	175,621
Northern Trust Corp.	714	55,806
Northrop Grumman Corp.	528	243,551
Novocure Ltd.(a)(b)	328	21,615
NRG Energy Inc.	910	31,095
Nucor Corp.	930	137,807
Nvidia Corp.	8,978	2,491,305
NVR Inc.(a)	11	64,240
Occidental Petroleum Corp.	2,647	162,870
Okta Inc.(a)	532	36,458
Old Dominion Freight Line Inc.	336	107,651
Omnicom Group Inc.	700	63,399
ON Semiconductor Corp.(a)(b)	1,529	110,027
ONEOK Inc.	1,655	108,254
Oracle Corp.	5,892	558,090
O’Reilly Automotive Inc.(a)	229	210,064
Security	Shares	Value
United States (continued)
Otis Worldwide Corp.	1,530	$130,509
Ovintiv Inc.	926	33,410
Owens Corning	317	33,859
PACCAR Inc.	1,923	143,629
Packaging Corp. of America	328	44,365
Palantir Technologies Inc., Class A(a)(b)	6,079	47,112
Palo Alto Networks Inc.(a)	1,104	201,436
Paramount Global, Class B, NVS	2,339	54,569
Parker-Hannifin Corp.	453	147,171
Paychex Inc.	1,198	131,612
Paycom Software Inc.(a)	176	51,105
Paylocity Holding Corp.(a)	149	28,800
PayPal Holdings Inc.(a)	3,977	302,252
Pentair PLC	619	35,952
PepsiCo Inc.	5,022	958,650
PerkinElmer Inc.	490	63,940
Pfizer Inc.	20,396	793,200
PG&E Corp.(a)	5,378	92,018
Philip Morris International Inc.	5,648	564,631
Phillips 66	1,754	173,646
Pinterest Inc., Class A(a)	2,254	51,842
Pioneer Natural Resources Co.	826	179,696
Plug Power Inc.(a)(b)	1,985	17,925
PNC Financial Services Group Inc. (The)	1,474	191,988
Pool Corp.(b)	141	49,536
PPG Industries Inc.	868	121,746
PPL Corp.	2,649	76,079
Principal Financial Group Inc.	842	62,889
Procter & Gamble Co. (The)	8,666	1,355,189
Progressive Corp. (The)	2,140	291,896
Prologis Inc.	3,365	421,466
Prudential Financial Inc.	1,358	118,146
PTC Inc.(a).	411	51,700
Public Service Enterprise Group Inc.	1,861	117,615
Public Storage	575	169,527
PulteGroup Inc.	791	53,116
Qorvo Inc.(a)	412	37,937
Qualcomm Inc.	4,114	480,515
Quanta Services Inc.	522	88,552
Quest Diagnostics Inc.	446	61,909
Raymond James Financial Inc.	701	63,462
Raytheon Technologies Corp.	5,365	535,963
Realty Income Corp.	2,305	144,846
Regency Centers Corp.	578	35,507
Regeneron Pharmaceuticals Inc.(a)	388	311,095
Regions Financial Corp.	3,219	58,779
Reliance Steel & Aluminum Co.	214	53,029
Repligen Corp.(a)	190	28,810
Republic Services Inc.	821	118,733
ResMed Inc.	536	129,155
Rivian Automotive Inc., Class A(a)(b)	1,127	14,448
Robert Half International Inc.	411	30,003
ROBLOX Corp., Class A(a)	1,278	45,497
Rockwell Automation Inc.	412	116,765
Roku Inc.(a)(b)	412	23,159
Rollins Inc.	909	38,405
Roper Technologies Inc.	393	178,729
Ross Stores Inc.	1,248	133,199
Royal Caribbean Cruises Ltd.(a)	826	54,045
RPM International Inc.	494	40,523

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2023	Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
S&P Global Inc.	1,240	$449,599
Salesforce Inc.(a)	3,640	722,067
SBA Communications Corp.	385	100,443
Schlumberger NV	5,133	253,314
Seagate Technology Holdings PLC	784	46,076
Seagen Inc.(a)(b)	495	99,000
Sealed Air Corp.	578	27,738
SEI Investments Co.	492	28,984
Sempra Energy	1,157	179,902
Sensata Technologies Holding PLC	619	26,896
ServiceNow Inc.(a)	739	339,511
Sherwin-Williams Co. (The)	904	214,736
Simon Property Group Inc.	1,151	130,431
Sirius XM Holdings Inc.(b)	2,658	10,100
Skyworks Solutions Inc.	619	65,552
Snap Inc., Class A, NVS(a)	3,847	33,507
Snap-on Inc.	206	53,438
Snowflake Inc., Class A(a)(b)	828	122,610
SolarEdge Technologies Inc.(a)	205	58,554
Southern Co. (The)	3,970	291,993
Southwest Airlines Co.	577	17,477
Splunk Inc.(a)	626	53,986
SS&C Technologies Holdings Inc.	826	48,354
Stanley Black & Decker Inc.	578	49,905
Starbucks Corp.	4,136	472,703
State Street Corp.	1,323	95,600
Steel Dynamics Inc.	656	68,191
STERIS PLC	370	69,764
Stryker Corp.	1,238	370,967
Sun Communities Inc.	426	59,184
Synchrony Financial	1,612	47,570
Synopsys Inc.(a)	562	208,682
Sysco Corp.	1,816	139,360
T Rowe Price Group Inc.	826	92,785
Take-Two Interactive Software Inc.(a)	593	73,704
Targa Resources Corp.	787	59,442
Target Corp.	1,661	262,023
Teledyne Technologies Inc.(a)	163	67,547
Teleflex Inc.	163	44,421
Teradyne Inc.	594	54,280
Tesla Inc.(a)	9,776	1,606,295
Texas Instruments Inc.	3,321	555,271
Texas Pacific Land Corp.	25	36,941
Textron Inc.	733	49,067
Thermo Fisher Scientific Inc.	1,432	794,617
TJX Companies Inc. (The)	4,237	333,960
T-Mobile U.S. Inc.(a).	2,275	327,372
Toast Inc., Class A(a)(b)	891	16,216
Toro Co. (The)	378	39,410
Tractor Supply Co.	412	98,221
Trade Desk Inc. (The), Class A(a)	1,652	106,290
Tradeweb Markets Inc., Class A	411	28,939
Trane Technologies PLC	866	160,911
TransDigm Group Inc.	188	143,820
TransUnion	660	45,415
Travelers Companies Inc. (The)	858	155,418
Trimble Inc.(a)	950	44,745
Truist Financial Corp.	4,775	155,570
Twilio Inc., Class A(a)	636	33,460
Tyler Technologies Inc.(a)	160	60,645
Security	Shares	Value
United States (continued)
Tyson Foods Inc., Class A	1,013	$63,302
U.S. BanCorp.	5,186	177,776
Uber Technologies Inc.(a)(b)	5,264	163,447
UDR Inc.	1,165	48,149
UGI Corp.	841	28,493
Ulta Beauty Inc.(a)	192	105,875
Union Pacific Corp.	2,282	446,587
United Parcel Service Inc., Class B	2,633	473,440
United Rentals Inc.	245	88,472
United Therapeutics Corp.(a)	168	38,662
UnitedHealth Group Inc.	3,409	1,677,535
Unity Software Inc.(a)(b)	1,002	27,024
Universal Health Services Inc., Class B	245	36,836
Vail Resorts Inc.	159	38,243
Valero Energy Corp.	1,394	159,850
Veeva Systems Inc., Class A(a)	495	88,645
Ventas Inc.	1,504	72,267
VeriSign Inc.(a)	365	80,957
Verisk Analytics Inc.	581	112,778
Verizon Communications Inc.	15,301	594,138
Vertex Pharmaceuticals Inc.(a)	937	319,264
VF Corp.	1,241	29,176
Viatris Inc.	4,469	41,696
VICI Properties Inc.	3,533	119,910
Visa Inc., Class A	5,946	1,383,813
Vistra Corp.	1,530	36,506
VMware Inc., Class A(a)	803	100,399
Vulcan Materials Co.	494	86,509
W R Berkley Corp.	744	43,836
Walgreens Boots Alliance Inc.	2,648	93,342
Walmart Inc.	5,487	828,372
Walt Disney Co. (The)(a)	6,628	679,370
Warner Bros. Discovery Inc.(a)	8,621	117,332
Waste Management Inc.	1,476	245,090
Waters Corp.(a)(b)	219	65,779
Webster Financial Corp.	647	24,133
WEC Energy Group Inc.	1,158	111,365
Wells Fargo & Co.	13,911	552,962
Welltower Inc.	1,733	137,288
West Pharmaceutical Services Inc.	259	93,561
Western Digital Corp.(a)	1,157	39,847
Westinghouse Air Brake Technologies Corp.	595	58,114
Westlake Corp.	139	15,815
Westrock Co.	950	28,434
Weyerhaeuser Co.	2,773	82,940
Whirlpool Corp.	204	28,476
Williams Companies Inc. (The)	4,427	133,961
Willis Towers Watson PLC	409	94,724
Wolfspeed Inc.(a)	450	20,948
Workday Inc., Class A(a)(b)	743	138,302
WP Carey Inc.	758	56,244
WW Grainger Inc.	163	113,378
Wynn Resorts Ltd.(a)	427	48,798
Xcel Energy Inc.	2,039	142,546
Xylem Inc./NY	619	64,277
Yum! Brands Inc.	1,009	141,845
Zebra Technologies Corp., Class A(a)	178	51,269
Zillow Group Inc., Class C (a)	536	23,337
Zimmer Biomet Holdings Inc.	743	102,861
Zoetis Inc.	1,693	297,596

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Zoom Video Communications Inc., Class A(a)	826	$50,741
ZoomInfo Technologies Inc.(a)	1,020	22,348
Zscaler Inc.(a)(b)	287	25,859
		132,678,939
Total Common Stocks — 99.5%
(Cost: $211,893,592)		185,787,540

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	205	21,791
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(b)	410	51,340
Henkel AG & Co. KGaA, Preference Shares, NVS	660	53,360
Porsche Automobil Holding SE, Preference Shares, NVS	577	32,137
Sartorius AG, Preference Shares, NVS	94	36,537
Volkswagen AG, Preference Shares, NVS	661	90,259
		285,424
Total Preferred Stocks — 0.1%
(Cost: $410,762)		285,424
Total Long-Term Investments — 99.6%
(Cost: $212,304,354)		186,072,964

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	2,167,587	2,168,237
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	80,000	$80,000
Total Short-Term Securities — 1.2%
(Cost: $2,247,477)		2,248,237
Total Investments — 100.8%
(Cost: $214,551,831)		188,321,201
Liabilities in Excess of Other Assets — (0.8)%		(1,521,680)
Net Assets — 100.0%		$186,799,521

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,040,973	$125,906	(a)	$—		$1,071	$287	$2,168,237	2,167,587	$7,994	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—		(60,000	)(a)	—	—	80,000	80,000	6,510		—
BlackRock Inc.	343,289	53,625		(25,607)		(4,254)	(578)	366,475	546	7,867		—
						$(3,183)	$(291)	$2,614,712		$22,371		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
April 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	6	06/16/23	$286	$954
S&P 500 E-Mini Index	2	06/16/23	419	4,532
				$5,486

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$141,272,367	$44,515,173	$—	$185,787,540
Preferred Stocks	—	285,424	—	285,424
Short-Term Securities
Money Market Funds	2,248,237	—	—	2,248,237
	$143,520,604	$44,800,597	$—	$188,321,201
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,532	$954	$—	$5,486

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust